SHARE BASED PAYMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE BASED PAYMENTS
Share based compensation expense	$ 1,868	$ 2,748	$ 4,100